Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Bitcoin	Dec. 31, 2023 USD ($) Bitcoin	Dec. 31, 2022 USD ($) Bitcoin
Related Party Transactions [Abstract]
BTC Paid to officers and directors (in Bitcoin) | Bitcoin	26	8	27
Fair value	$ 1,773,027	$ 220,591	$ 739,745
Fair value realized loss	773,876
Fair value realized gain		$ 206,659
Accrued for compensation	$ 267,628